Document and Entity Information	Aug. 07, 2024
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001949543
Document Type	8-K
Document Period End Date	Aug. 07, 2024
Entity Registrant Name	SITIO ROYALTIES CORP.
Entity Incorporation State Country Code	DE
Entity File Number	001-41585
Entity Tax Identification Number	88-4140242
Entity Address, Address Line One	1401 Lawrence Street
Entity Address, Address Line Two	Suite 1750
Entity Address, City or Town	Denver
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80202
City Area Code	(720)
Local Phone Number	640-7620
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A common stock, par value $0.0001 per share
Trading Symbol	STR
Security Exchange Name	NYSE
Entity Emerging Growth Company	false